CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares Class Y Ordinary Shares CNY (¥) shares	Ordinary shares Class Z Ordinary Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Noncontrolling interests CNY (¥)
Balance at the beginning of the year at Dec. 31, 2021	¥ 21,716,066		¥ 52	¥ 199	¥ 35,929,961	¥ 24,621	¥ (279,862)	¥ (13,971,304)	¥ 12,399
Balance at the beginning of the year (Shares) at Dec. 31, 2021 | shares			83,715,114	306,889,473
Net (loss)/income	(7,507,653)							(7,497,013)	(10,640)
Share-based compensation	1,040,683				1,040,683
Share issuance from exercise of share options	4			¥ 4
Share issuance from exercise of share options (in shares) | shares				3,929,433
Purchase of noncontrolling interests (in shares) | shares				45,000
Share issuance upon the conversion of convertible senior notes	96				96
Share issuance upon the conversion of convertible senior notes (in shares) | shares				565
Repurchase of shares	(347,581)			¥ (2)	(347,579)
Repurchase of shares (in shares) | shares				(2,640,832)
Appropriation to statutory reserves						11,552		(11,552)
Foreign currency translation adjustments	337,972						337,972
Balance at the end of the year at Dec. 31, 2022	15,239,587		¥ 52	¥ 201	36,623,161	36,173	58,110	(21,479,869)	1,759
Balance at the end of the year (Shares) at Dec. 31, 2022 | shares			83,715,114	308,223,639
Net (loss)/income	(4,811,713)							(4,822,321)	10,608
Share-based compensation	1,132,644				1,132,644
Issuance of Class Z ordinary shares upon new ADS offering ("ADS offering")	2,689,380			¥ 10	2,689,370
Issuance of Class Z ordinary shares upon new ADS offering ("ADS offering") (in shares) | shares				15,344,000
Share issuance from exercise of share options	2			¥ 2
Share issuance from exercise of share options (in shares) | shares				2,210,741
Share issuance from vest of restricted share units (in shares) | shares				22,500
Appropriation to statutory reserves						8,576		(8,576)
Foreign currency translation adjustments	154,367						154,367
Balance at the end of the year at Dec. 31, 2023	14,404,267		¥ 52	¥ 213	40,445,175	44,749	212,477	(26,310,766)	12,367
Balance at the end of the year (Shares) at Dec. 31, 2023 | shares			83,715,114	325,800,880
Net (loss)/income	(1,363,651)	$ (186,818)						(1,346,800)	(16,851)
Share-based compensation	1,116,212				1,116,212
Share issuance from exercise of share options	10,268			¥ 3	10,265
Share issuance from exercise of share options (in shares) | shares				3,695,125
Share issuance from vest of restricted share units	1			¥ 1
Share issuance from vest of restricted share units (in shares) | shares				701,834
Repurchase of shares	(117,523)			¥ (1)	(117,522)
Repurchase of shares (in shares) | shares				(839,167)
Appropriation to statutory reserves						3,893		(3,893)
Foreign currency translation adjustments	54,339	7,444					54,339
Balance at the end of the year at Dec. 31, 2024	¥ 14,103,913	$ 1,932,230	¥ 52	¥ 216	¥ 41,454,130	¥ 48,642	¥ 266,816	¥ (27,661,459)	¥ (4,484)
Balance at the end of the year (Shares) at Dec. 31, 2024 | shares			83,715,114	329,358,672